Annual Total Returns - BlackRock Strategic Income Opportunities Portfolio (Class K) [BarChart] - Class K - BlackRock Strategic Income Opportunities Portfolio - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.73%)
Annual Return 2012	9.91%
Annual Return 2013	3.38%
Annual Return 2014	3.79%
Annual Return 2015	(0.30%)
Annual Return 2016	3.76%
Annual Return 2017	4.97%
Annual Return 2018	(0.47%)
Annual Return 2019	7.82%
Annual Return 2020	7.29%